Share-based payments - Income / (Expense) (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-based payments
Expenses from share-based payments	€ (1,156)	€ (487)
Cost of Sales
Share-based payments
Expenses from share-based payments		22
Selling and distribution expenses
Share-based payments
Expenses from share-based payments	(63)	(30)
Research and development expenses
Share-based payments
Expenses from share-based payments	(658)	(207)
General and administrative expenses
Share-based payments
Expenses from share-based payments	(351)	(217)
Other operating expenses
Share-based payments
Expenses from share-based payments	€ (84)	€ (57)